Net Income/ (Loss) per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attributable to Phoenix New Media Limited	¥ 727,829	$ 104,546	¥ (63,222)	¥ 37,472
Denominator:
Weighted average number of contingently issuable shares			568,352	1,690,621
Numerator:
Net income/(loss) attributable to Phoenix New Media Limited	¥ 727,829	$ 104,546	¥ (63,222)	¥ 37,472
Ordinary Shares
Denominator:
Weighted average number of shares outstanding	582,275,800	582,275,800	580,516,101	573,096,266
Weighted average number of contingently issuable shares			568,352	1,690,621
Denominator used in computing net income/(loss) per share — basic	582,275,800	582,275,800	581,084,453	574,786,887
Net income/(loss) per Class A and Class B ordinary share — basic | (per share)	¥ 1.25	$ 0.18	¥ (0.11)	¥ 0.07
Weighted average number of Class A and Class B ordinary shares used in computing net income/(loss) per share:
Denominator used in computing net income/(loss) per share —basic	582,275,800	582,275,800	581,084,453	574,786,887
Share-based awards				15,647,020
Denominator used in computing net income/(loss) per share — diluted	582,275,800	582,275,800	581,084,453	590,433,907
Net income/(loss) per Class A and Class B ordinary share — diluted | (per share)	¥ 1.25	$ 0.18	¥ (0.11)	¥ 0.06
ADS
Denominator:
Denominator used in computing net income/(loss) per share — basic	72,784,475	72,784,475	72,635,557	71,848,361
Net income/(loss) per Class A and Class B ordinary share — basic | (per share)	¥ 10.00	$ 1.44	¥ (0.87)	¥ 0.52
Weighted average number of Class A and Class B ordinary shares used in computing net income/(loss) per share:
Denominator used in computing net income/(loss) per share —basic	72,784,475	72,784,475	72,635,557	71,848,361
Denominator used in computing net income/(loss) per share — diluted	72,784,475	72,784,475	72,635,557	73,804,238
Net income/(loss) per Class A and Class B ordinary share — diluted | (per share)	¥ 10.00	$ 1.44	¥ (0.87)	¥ 0.51